Investments in Unconsolidated Subsidiaries and Affiliates (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended												12 Months Ended															12 Months Ended		1 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2011 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2010 Al Ghazi Tractors Ltd. [Member]	Dec. 31, 2012 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2011 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2010 Turk Traktor re Ziraat Makineteri [Member]	Dec. 31, 2012 New Holland HFT Japan [Member]	Dec. 31, 2011 New Holland HFT Japan [Member]	Dec. 31, 2010 New Holland HFT Japan [Member]	Dec. 31, 2012 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2011 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2010 Kobelco Construction Machinery Co. Ltd. [Member]	Dec. 31, 2012 CNH de Mexico [Member]	Dec. 31, 2011 CNH de Mexico [Member]	Dec. 31, 2010 CNH de Mexico [Member]	Dec. 31, 2012 Case Special Excavators [Member]	Dec. 31, 2011 Case Special Excavators [Member]	Dec. 31, 2010 Case Special Excavators [Member]	Dec. 31, 2012 CNH Capital Europe [Member]	Dec. 31, 2011 CNH Capital Europe [Member]	Dec. 31, 2010 CNH Capital Europe [Member]	Dec. 31, 2012 CNH Servicios Comerciales [Member]	Dec. 31, 2011 CNH Servicios Comerciales [Member]	Dec. 31, 2010 CNH Servicios Comerciales [Member]	Dec. 31, 2012 KSL [Member]	Dec. 31, 2012 KCM [Member]	May 31, 2010 LBX [Member]	Mar. 31, 2011 L&T Case Equipment Private Limited [Member]
Investments in Subsidiaries and Affiliates (Textual) [Abstract]
Percentage of Ownership				43.00%	43.00%	43.00%	37.00%	37.00%	37.00%	50.00%	50.00%	50.00%	20.00%	20.00%	20.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	49.00%	49.00%	49.00%		20.00%		50.00%
Loss related to sale of equity	$ 6												$ 35
Purchase price																															50
Acquisition resulted in allocation to goodwill																															35
Acquisition resulted in allocation to tangible asset																															32
Acquisition Resulted in Allocation to Intangible Asset																															30
Gain related to transaction																															34
Receivable for sales price		560	1,013																									26	26
Percentage of business sold																														50.00%
Company sold ownership interest of subsidiary to alliance																													57	29
Money received due to sale of stock transaction																												$ 57